Note 16 - Basic and Diluted Net Income Per Common Share (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Thousands of Yen
	2014	2015	2016
Numerator:
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥4,442,237	¥3,322,081	¥4,038,282
	Number of Shares
	2014	2015	2016
Denominator:
Weighted-average common shares outstanding―basic	44,306,680	45,942,291	45,950,098
Dilutive effect of stock options	54,403	72,446	93,285
Weighted-average common shares outstanding―diluted	44,361,083	46,014,737	46,043,383
	Yen
	2014	2015	2016

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥100.26	¥72.31	¥87.88

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥100.14	¥72.20	¥87.71